Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Share capital.
Schedule of share capital

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2020	32,848,635	(6,243,487)	26,605,148
Settlement of supplier invoices	—	207,190	207,190
Net purchase of treasury shares under liquidity agreement	—	(26,564)	(26,564)
Other net sale of treasury shares	—	333,000	333,000
Balance as of December 31, 2020	32,848,635	(5,729,861)	27,118,774
Issue of shares-capital increase	16,424,317	(9,524,317)	6,900,000
Settlement of supplier invoices	—	116,914	116,914
Net purchase of treasury shares under liquidity agreement	—	(36,881)	(36,881)
Sale of treasury shares under shelf registration	—	3,759,402	3,759,402
Other net sale of treasury shares	—	39,940	39,940
Balance as of December 31, 2021	49,272,952	(11,374,803)	37,898,149